CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (39,273)		$ (6,847)		$ (68,364)	$ (13,450)	$ (256,725)	$ (111,581)	$ (96,829)
Other comprehensive loss, net of nil tax
Foreign currency translation adjustments	(9,012)	$ 1,209	(40)	$ (693)	(7,803)	(733)	(1,385)	3,158	407
Comprehensive loss	(48,285)		(6,907)		(76,167)	(14,203)	(258,110)	(108,423)	(96,422)
Deemed dividend related to warrant repricing							0	(184)	(827)
Comprehensive loss attributable to non-controlling interest	3,385		158		3,681	591	2,020	9,238	(844)
Comprehensive loss attributable to Ideanomics, Inc. common shareholders	$ (44,900)		$ (6,749)		$ (72,486)	$ (13,612)	$ (256,090)	$ (99,369)	$ (98,093)